Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Restricted cash and investments	$ 35,268	$ 32,837
Total current assets	35,268	32,837
Vessel, net	43,446	46,312
Deferred charges	240	280
Total assets	78,954	79,429
Current liabilities
Current portion of long-term debt	4,335	4,000
Due to related parties	575	525
Accrued expenses and other current liabilities	2,420	2,554
Total current liabilities	7,330	7,079
Long-term debt	42,015	46,350
Total liabilities	49,345	53,429
Equity
Common stock: 2 shares of no par value	0	0
Retained earnings	29,609	26,000
Total equity	29,609	26,000
Total liabilities and equity	$ 78,954	$ 79,429